Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Investments, All Other Investments [Abstract]
Schedule of investment portfolio at fair value

	June 30, 2023
	Level 1	Level 2	Level 3	Total
Investments
Senior secured loans - first lien	$—	$6,193	$22,408	$28,601
Senior secured loans - second lien	—	—	572	572
Senior secured bonds	—	32	—	32
Total senior debt	$—	$6,225	$22,980	$29,205
Equity and other	—	21	412	433
Total investments	$—	$6,246	$23,392	$29,638
Percentage	0.0%	21.1%	78.9%	100.0%
Derivative Instruments
Foreign currency forward contracts	$—	$—	$—	$—

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Investments
Senior secured loans - first lien	$—	$13,879	$25,149	$39,028
Senior secured loans - second lien	—	1,126	—	1,126
Senior secured bonds	—	—	102	102
Total senior debt	$—	$15,005	$25,251	$40,256
Equity and other	—	—	385	385
Total investments	$—	$15,005	$25,636	$40,641
Percentage	0.0%	36.9%	63.1%	100.0%
Derivative Instruments
Foreign currency forward contracts	$—	$73	$—	$73

Schedule of significant Level 3 unobservable inputs

June 30, 2023
Asset Category	Fair Value	Valuation Techniques (1)	Unobservable Inputs (2)	Weighted Average Input Value	Range (3)	Impact to Valuation from an Increase in Input (4)
Senior Secured Loans - First Lien	$21,188	Yield analysis	Yield	14.30%	9.76% - 20.93%	Decrease
Equity/Other	$11	Market comparable	Cash Flow Multiple	3x	3x	Increase
		Market comparable	Oil production multiple (5)	24876x	24876x	Increase
		Market comparable	Oil reserve multiple (6)	10.5x	10.5x	Increase
	$401	Discounted cash flow	Discount Rate	17.63%	17.63%	Decrease
	$572	Yield analysis	Yield	30.84%	30.84%	Decrease
Total	$22,172

(1)	For the investments that have more than one valuation technique, the Master Fund may rely on the stated techniques individually or in the aggregate based on a weight ascribed to each valuation technique, ranging from 0% to 100%.

(2)	The Master Fund generally uses prices provided by an independent pricing service, or directly from an independent broker, which are non-binding indicative prices on or near the valuation date as the primary basis for the fair valuation determinations for quoted senior secured bonds and loans. Since these prices are non-binding, they may not be indicative of fair value. Each quoted price is evaluated by Guggenheim in conjunction with additional information compiled by it, including financial performance, recent business developments and various other factors. Investments with fair values determined in this manner were not included in the table above. As of June 30, 2023, the Master Fund had investments of this nature measured at fair value totaling $1.2 million.

(3)	A range is not provided when there is only one investment within the classification or multiple investments that have the same unobservable input; weighted average amounts are based on the estimated fair values.

(4)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs in isolation could result in significantly higher or lower fair value measurements.

(5)	Oil production multiple is valued based on thousand barrels of oil equivalent per day (MBOE/d).

(6)	Oil reserve multiple is valued based on million barrels of oil equivalent (MMBOE).

December 31, 2022
Asset Category	Fair Value	Valuation Techniques (1)	Unobservable Inputs (2)	Weighted Average Input Value	Range (3)	Impact to Valuation from an Increase in Input (4)
Senior Secured Loans - First Lien	$24,740	Yield analysis	Yield	12.52%	1.01% - 16.04%	Decrease
Equity/Other	$79	Market comparable	Cash Flow Multiple	5x	5x	Increase
		Market comparable	Oil production multiple (5)	28043x	28043x	Increase
		Market comparable	Oil reserve multiple (6)	12.3x	12.3x	Increase
	$276	Discounted cash flow	EBITDA multiple	10.6x	10.6x	Increase
		Discounted cash flow	Discount Rate	20.00%	20.00%	Decrease
Total	$25,095

(1)	For the investments that have more than one valuation technique, the Master Fund may rely on the stated techniques individually or in the aggregate based on a weight ascribed to each valuation technique, ranging from 0% to 100%.

(2)	The Master Fund generally uses prices provided by an independent pricing service, or directly from an independent broker, which are non-binding indicative prices on or near the valuation date as the primary basis for the fair valuation determinations for quoted senior secured bonds and loans. Since these prices are non-binding, they may not be indicative of fair value. Each quoted price is evaluated by Guggenheim in conjunction with additional information compiled by it, including financial performance, recent business developments and various other factors. Investments with fair values determined in this manner were not included in the table above. As of December 31, 2022, the Master Fund had investments of this nature measured at fair value totaling $0.5 million.

(3)	A range is not provided when there is only one investment within the classification or multiple investments that have the same unobservable input; weighted average amounts are based on the estimated fair values.

(4)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs in isolation could result in significantly higher or lower fair value measurements.

(5)	Oil production multiple is valued based on thousand barrels of oil equivalent per day (MBOE/d).

(6)	Oil reserve multiple is valued based on million barrels of oil equivalent (MMBOE).

Schedule of fair value changes in investments

	For the Three Months Ended June 30, 2023
	Senior Secured Loans - First Lien	Senior Secured Loans - Second Lien	Senior Secured Bonds	Equity and Other	Total
Balance as of April 1, 2023	$27,195	$—	$—	$428	$27,623
Additions (1)	590	572	—	—	1,162
Sales and repayments (2)	(5,010)	—	—	—	(5,010)
Net realized gains (3)	30	—	—	—	30
Net change in unrealized depreciation on investments (4)	(416)	—	—	(16)	(432)
Net discount accretion	19	—	—	—	19
Fair value balance as of June 30, 2023	$22,408	$572	$—	$412	$23,392
Change in net unrealized depreciation on investments held as of June 30, 2023	$(421)	$—	$—	$(16)	$(437)
	For the Six Months Ended June 30, 2023
	Senior Secured Loans - First Lien	Senior Secured Loans - Second Lien	Senior Secured Bonds	Equity and Other	Total
Balance as of January 1, 2023	$25,149	$—	$102	$385	$25,636
Additions (1)	854	572	—	4,650	6,076
Sales and repayments (2)	(5,254)	—	—	(317)	(5,571)
Net realized gains (3)	35	—	—	317	352
Net change in unrealized depreciation on investments (4)	(181)	—	—	(4,593)	(4,774)
Net discount accretion	37	—	—	—	37
Transfers into Level 3 (5)	1,768	—	—	—	1,768
Transfers out of Level 3 (6)	—	—	(102)	(30)	(132)
Fair value balance as of June 30, 2023	$22,408	$572	$—	$412	$23,392
Change in net unrealized depreciation on investments held as of June 30, 2023	$(448)	$—	$—	$(68)	$(516)

(1)	Includes increases in the cost basis of investments resulting from new and incremental portfolio investments, including the capitalization of PIK income.

(2)	Includes principal payments/paydowns on debt investments and proceeds from sales of investments.

(3)	Included in net realized gains (losses) on investments on the consolidated statements of operations.

(4)	Included in net change in unrealized appreciation (depreciation) on investments on the consolidated statements of operations.

(5)	For the three and six months ended June 30, 2023, investments were transferred from Level 2 to Level 3 as valuation coverage was reduced to one independent pricing service without any corroborating recent trade or another broker quotation or to a market or income approach based model.

(6)	For the three and six months ended June 30, 2023, investments were transferred from Level 3 to Level 2 as valuation coverage was initiated by more than one independent pricing services or by one independent pricing service with a corroborating recent trade or another broker quotation.

	For the Three Months Ended June 30, 2022
	Senior Secured Loans - First Lien	Senior Secured Loans - Second Lien	Senior Secured Bonds	Equity and Other	Total
Balance as of April 1, 2022	$48,893	$13,438	$—	$2,322	$64,653
Additions (1)	424	—	—	—	424
Sales and repayments (2)	(603)	(6,000)	(306)	—	(6,909)
Net realized gains (3)	14	55	—	—	69
Net change in unrealized appreciation (depreciation) on investments (4)	(935)	(33)	395	(200)	(773)
Net discount accretion	73	5	—	—	78
Transfers into Level 3 (5)	4,487	—	90	—	4,577
Transfers out of Level 3 (5)	(513)	(2,413)	—	—	(2,926)
Fair value balance as of June 30, 2022	$51,840	$5,052	$179	$2,122	$59,193
Change in net unrealized appreciation (depreciation) on investments held as of June 30, 2022	$(935)	$(81)	$395	$(200)	$(821)
	For the Six Months Ended June 30, 2022
	Senior Secured Loans - First Lien	Senior Secured Loans - Second Lien	Senior Secured Bonds	Equity and Other	Total
Balance as of January 1, 2022	$64,661	$14,510	$—	$897	$80,068
Additions (1)	1,648	—	—	—	1,648
Sales and repayments (2)	(17,251)	(6,000)	(306)	(2)	(23,559)
Net realized gains (losses) (3)	649	55	—	(14)	690
Net change in unrealized appreciation (depreciation) on investments (4)	(1,965)	(59)	395	1,241	(388)
Net discount accretion	124	14	—	—	138
Transfers into Level 3 (5)	4,487	—	90	—	4,577
Transfers out of Level 3 (5)	(513)	(3,468)	—	—	(3,981)
Fair value balance as of June 30, 2022	$51,840	$5,052	$179	$2,122	$59,193
Change in net unrealized appreciation on investments held as of June 30, 2022	$(1,214)	$(82)	$287	$1,230	$221

(1)	Includes increases in the cost basis of investments resulting from new and incremental portfolio investments, including the capitalization of PIK income.

(2)	Includes principal payments/paydowns on debt investments and proceeds from sales of investments.

(3)	Included in net realized gains (loss) on investments on the consolidated statements of operations.

(4)	Included in net change in unrealized appreciation (depreciation) on investments on the consolidated statements of operations.

(5)	For the three and six months ended June 30, 2022, investments were transferred from Level 2 to Level 3 as valuation coverage was reduced to one independent pricing service without any corroborating recent trade or another broker quotation.

(6)	For the three and six months ended June 30, 2022, investments were transferred from Level 3 to Level 2 as valuation coverage was initiated by more than one independent pricing services or by one independent pricing service with a corroborating recent trade or another broker quotation.